Expense Example - TCW Global Bond Fund	Mar. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	426
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,898
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	495
Expense Example, with Redemption, 5 Years	942
Expense Example, with Redemption, 10 Years	$ 2,185